Employee costs and share plans for employees - AstraZeneca UK All Employee Share Plan and Bonus Plan (Details)	12 Months Ended
Dec. 31, 2023 GBP (£) shares
AstraZeneca UK All Employee Share Plan | United Kingdom
Share plans
Number of shares awarded for every four shares purchased | shares	1
AstraZeneca UK All Employee Share Plan | Maximum | United Kingdom
Share plans
Monthly investment per individual participant to purchase partnership shares at current market value | £	£ 150
Swedish all-employee performance bonus plan
Share plans
Percentage of bonuses invested in entity's own equities	50.00%
Percentage of bonuses paid in cash	50.00%